RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of compensation of key management personnel

For the years ended December 31,	2019	2018
Short-term employee benefits (i)	$14.2	$14.9
Post-employment benefits	1.7	1.9
Termination benefits	3.4	3.7
Share-based payments (ii)	9.6	4.7
	$28.9	$25.2
(i)Short-term employee benefits include salaries, bonuses payable within 12 months of the balance sheet date and other annual employee benefits.
(ii)Relates to share option, RSU, DSU and PSU grants. Balances exclude the periodic fair value adjustment on the DSUs.